Shareholders' Deficit (Tables)	12 Months Ended
Dec. 29, 2012
Summary of Status and Changes of Stock Options Outstanding Under Stock Plan

The following table summarizes the status and changes of stock options outstanding under the Stock Plan (dollars in thousands):

	Number of Shares	Weighted Average Exercise Price Per Share	Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value(1)
Outstanding – January 2, 2010	7,550	$413
Granted	4,470	1,040
Forfeited	(555)	400

Outstanding – January 1, 2011	11,465	658
Forfeited	(125)	1,040

Outstanding – December 31, 2011	11,340	654
Outstanding – December 29, 2012	11,340	400

Vested and expected to vest – December 29, 2012	11,340	400	2.9	$816

Options exercisable – December 29, 2012	5,833	$400

(1)	The intrinsic value is calculated based on the difference between the weighted average exercise price per share and the fair market value of the Company’s common stock as of December 29, 2012 of $472 per share.

Summary of Assumptions Used to Estimate Weighted Average Fair Values of the Stock Options Granted

Estimated life in years	6.2
Expected volatility	37.6%
Expected dividends	—
Risk-free rate	1.6%